RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended								2 Months Ended	12 Months Ended	128 Months Ended						1 Months Ended					1 Months Ended		3 Months Ended		3 Months Ended
	Mar. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 28, 2012	May 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Aug. 13, 2012	Dec. 31, 2011	Mar. 28, 2012 First Advance [Member]	Mar. 28, 2012 Second Advance [Member]	Dec. 31, 2012 Related Party [Member]	Nov. 30, 2012 Samuel Herschkowitz [Member]	Aug. 31, 2012 Samuel Herschkowitz [Member]	Dec. 31, 2012 Samuel Herschkowitz [Member]	Sep. 30, 2012 Samuel Herschkowitz [Member]	Mar. 28, 2012 Samuel Herschkowitz [Member]	Aug. 31, 2012 Sok Partners [Member]	Mar. 28, 2012 Sok Partners [Member]	Dec. 31, 2012 Sok Partners [Member]	Sep. 30, 2012 Sok Partners [Member]	Dec. 31, 2012 Board Of Directors Chairman [Member]	Dec. 31, 2012 Director [Member]
Payments Made To Officers One																										$ 25,000
Proceeds from Issuance or Sale of Equity										3,000,000
Payments Made To Officers Two																											30,000
Related Party Transaction, Due from (to) Related Party										2,000	2,000					46,000
Accounts Payable, Related Parties										10,000	10,000
Converible Note Percentage		20.00%		20.00%							20.00%
Converible Note Principal Amount		156,243		600,000				240,000
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.										100,000	100,000		98,659							240,000	240,000		357,282		357,282
Debt Instrument, Convertible, Effective Interest Rate			24.00%
Advance Under Note														300,000	84,657				357,282					300,000
Cash Advance Net Of Interest								60,000
Debt Instrument, Convertible, Conversion Price										$ 0.065	$ 0.065
Stock Issued During Period, Shares, Conversion of Units			42,700,000							42,700,000													4,615,385	4,615,385
Stock Issued During Period, Value, Conversion of Units									600,000
Stock Issued During Period, Shares, Other							1,546,667
Stock Transferred During Period						7,500,000
Shares Issued Related Party Transactions One										277,778
Price Per Share Related Party Transactions										$ 0.09
Warrants Shares Related Party Transactions					30,000
Warrants Price Per Share Related Party Transactions					$ 0.15
Shares Issued Related Party Transactions Two								4,615,385										26,500,000				26,500,000
Debt Instrument Convertible Conversion Price Minimum												$ 0.014
Debt Instrument Convertible Conversion Price Maximum												$ 0.065
Shares Issued Related Party Transactions Three										1,562,430							1,562,430
Proceeds from Related Party Debt		$ 155,000
Convertible Note Due Date	Apr. 30, 2103
Related Party Transaction, Description of Transaction	(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000.